Net Earnings per Share - Summary of Options Excluded from Calculation of Diluted Net Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Number of options excluded	5,721,656	12,304,351
Performance option plan years fully excluded [member]
Earnings per share [line items]
Option plan years fully excluded	2009-2015	2008-2015, 2017
Stock option plan years fully excluded [member]
Earnings per share [line items]
Option plan years fully excluded	2015, 2018	-